Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 2.50% Senior Notes Due 2016 [Member] Y	Jun. 30, 2012 2.50% Senior Notes Due 2016 [Member]	Dec. 29, 2012 2.20% Senior Notes Due 2013 [Member]	Jan. 01, 2011 2.20% Senior Notes Due 2013 [Member]
Derivatives, Fair Value [Line Items]
The net amount of gains/(loss) recorded to other income (expense)	$ 7	$ (3)
Proceeds from termination of interest rate swap				24		19
Net average interest rate			1.30%		0.80%
Debt instrument term, years			5		3
Debt Instrument, Face Amount			$ 500		$ 450